Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues - related party total	$ 129,122	$ 1,351,515	$ 5,174,464
Peng Ji [Member]
Relationship	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership
Revenues - related party total	$ 113,459
Finup Co., Ltd. [Member]
Relationship	Former shareholder
Revenues - related party total			4,414,124
Shanghai Fengsui Investment Management Co., Ltd. [Member]
Relationship	Former Shareholder
Revenues - related party total			332,886
Huzhou Meiyu Investment and Management Limited Partnership [Member]
Relationship	Under common control of Shanghai Fengsui
Revenues - related party total			427,454
Beijing Dongfang Henghui Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Revenues - related party total		652,578
Beijing Dongfang Puzhong Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Revenues - related party total		357,468
Beijing Synergetic SIFT Asset Management Co. Ltd. [Member]
Relationship	Minority shareholder of Puhui Beijing
Revenues - related party total		171,555
Xinyu Jiji Investment Center (Limited Partnership) [Member]
Relationship	Company’s investee under equity method
Revenues - related party total	$ 15,663	$ 169,914